CONVERTIBLE NOTE PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
CONVERTIBLE NOTE PAYABLE [Text Block]

NOTE 5 – CONVERTIBLE NOTES PAYABLE

On March 5, 2015, the Company entered into a convertible note with Redwood Management for an aggregate principal amount of $60,870 with a $4,348 original issue discount ("OID") and $12,000 in deferred financing costs for broker fees.

The note earns an interest rate equal to 12% per annum and matures on March 5, 2016. The Company is obligated to make amortization payments beginning on the six month anniversary of the issuance date of the Debentures and continuing monthly thereafter. Pursuant to this note, the Company recorded a debt discount of $56,522, as result of the embedded conversion feature being a financial derivative. The Company also recorded a debt discount of $4,348 as result of the 8% original issue discount. The Company determined that the fair value of the conversion feature was $110,096 at the issuance date. The fair value of the conversion feature in excess of the principal amount allocated to the notes of $53,574 was expensed immediately as additional interest expense. During the three months ended March 31, 2015, the Company recorded $4,324 amortization of the debt discount on the note.

On March 26, 2015, the Company entered into a convertible note with Macallan Partners for an aggregate principal amount of $112,000 with a $12,000 OID and $7,500 in deferred financing costs for broker fees.

The note earns an interest rate equal to 8% per annum and matures on March 31, 2016. Pursuant to this note, the Company recorded a debt discount of $100,000, as result of the embedded conversion feature being a financial derivative. The Company also recorded a debt discount of $12,000 as result of the 11% original issue discount. The Company determined that the fair value of the conversion feature was $207,690 at the issuance date. The fair value of the conversion feature in excess of the principal amount allocated to the notes of $107,690 was expensed immediately as additional interest expense. During the three months ended March 31, 2015, the Company recorded $1,509 amortization of the debt discount on the notes.

As summary of value changes to the notes for the three months ended March 31, 2015 is as follows:

Carrying value of Convertible Notes at December 31, 2014	$274,123
Additional borrowings	172,870
Total principal	446,993
Less: conversion carrying value of convertible notes	(234,355)
Less: discount related to fair value of the embedded conversion feature	(152,870)
Less: discount related to original issue discount	(20,000)
Add: amortization of discount	127,528
Carrying value of Convertible Notes at March 31, 2015	$167,296

The deferred financing costs are amortized by the Company through interest expense over the life of the notes. During the three months ended March 31, 2015, the Company recorded $32,484 amortization of the deferred financing costs.

NOTE 6 – NOTE PAYABLE

On April 4, 2014, the Company entered into the initial RM–DC Convertible Notes (“RM-DC Notes) with the Investors in the aggregate principal and interest amount of $608,696 for a purchase price of $500,000 (8% original issue discount). The Holder is guaranteed interest at the rate of 12% and the notes have a maturity date of April 4, 2015. The Company is obligated to make amortization payments beginning on the six month anniversary of the issuance date of the Debentures and continuing monthly thereafter. Currently, the Company is in default on the initial tranche and the balance is due on demand. The RM-DC Notes are convertible into shares of common stock of the Company at any time at the discretion of the Investors at a conversion price equal to the lesser of (i) $0.10 or (ii) 70% of the lowest traded price per share of the common stock during the twenty five (25) trading days prior to the date of conversion.

For the year ended December 31, 2014, the Company recorded a debt discount of $389,221, as result of the embedded conversion feature being a financial derivative, for proceeds received. The Company also recorded a debt discount of $63,482, as result of the 8% original issue discount and $20,000 in fees related to fees paid to the investors.

The discounts on the first tranche of RM-DC Notes are amortized by the Company through interest expense over the life of the notes. During the year ended December 31, 2014, the Company recorded $214,908 amortization of the debt discount on the first tranche of RM-DC Notes.

On December 11, 2014, the Company entered into the second tranche of RM–DC Notes with the Investors in the aggregate principal and interest amount of $608,696 for a purchase price of $500,000 (8% original issue discount). The Holder is guaranteed interest at the rate of 12% and the notes have a maturity date of December 11, 2015. The Company is obligated to make amortization payments beginning on the six month anniversary of the issuance date of the Debentures and continuing monthly thereafter. The Debentures are convertible into shares of common stock of the Company at any time at the discretion of the Investors at a conversion price equal to the lesser of (i) $0.10 or (ii) 70% of the lowest traded price per share of the common stock during the twenty five (25) trading days prior to the date of conversion.

For the year ended December 31, 2014, the Company recorded a debt discount of $585,203 as result of the embedded conversion feature being a financial derivative, for proceeds received. The Company also recorded a debt discount of $23,493, as result of the 8% original issue discount.

The discounts on the second tranche of RM-DC Notes are amortized by the Company through interest expense over the life of the notes. During the year ended December 31, 2014, the Company recorded $73,973 amortization of the debt discount on the second tranche of RM-DC Notes.

On August 24, 2014, the Company completed an offering by entering into a Securities Purchase Agreement (the “Securities Purchase Agreement”), with Macallan Partners (the “Holder”) for an aggregate principal amount of $105,000 (“MP Note”) (the “Purchase Price” with a $5,000 OID and $8,000 in Deferred Financing Costs-Broker Fees) in the form of a convertible note.

The MP Note earns an interest rate equal to 8% per annum and matures on September 30, 2015. This Note may be prepaid in whole or in part. Any amount of principal or interest on this MP Note which is not paid when due shall bear interest at the rate of 18% per annum from the due date thereof until the same is paid and a penalty of 50%. The MP Note is redeemable for 125%-150% at various intervals.

The MP Note is convertible any time after 120 days after issuance, and the Purchaser has the right to convert the MP Note into shares of the Company's common stock at a conversion price equal to the lower of: 50% of the lowest traded price during the 20 trading days prior to the election to convert or 50% of the bid price on the day of the conversion notice. If conversion shares are not deliverable by DWAC then an additional 5% discount will apply to the conversion price. If the shares are ineligible for deposit into the DTC system for any reason and only eligible for "X clearing" then an additional 10% discount will apply to the conversion price. The conversion price is subject to adjustment in the case of stock splits, stock dividends, combinations of shares and similar recapitalization transactions and any issuances of securities below the Conversion Price (a dilutive reset).

For the year ended December 31, 2014, the Company recorded a debt discount of $100,000, as result of the embedded conversion feature being a financial derivative. The Company also recorded a debt discount of $5,000 as result of the 5% original issue discount. The Company determined that the fair value of the conversion feature was $196,408 at the issuance date. The fair value of the conversion feature in excess of the principal amount allocated to the notes of $96,408 was expensed immediately as additional interest expense. During the year ended December 31, 2014, the Company recorded $4,796 amortization of the debt discount on the notes.

As summary of value changes to the notes for the period ended from April 4, 2014 to December 31, 2014 is as follows:

RM-DC Note	$1,217,392
MP Note	105,000
Total principal	1,322,392
Less: conversion of principal	(268,696)
Less: discount related to fair value of the embedded conversion feature	(1,074,426)
Less: discount related to original issue discount	(91,975)
Add: amortization of discount	386,828
Carrying value of Convertible Notes December 31, 2014	$274,123

In connection with the sale of the RM-DC Notes, the Company agreed to issue 520,000 shares of common stock, valued at $46,584 on the date of agreement, and cash in the amount of $45,500 to its placement agent for services. The fees have been recorded to deferred financing cost. The deferred financing cost are amortized by the Company through interest expense over the life of the notes. During the year ended December 31, 2014, the Company recorded $63,217 amortization of the deferred financing cost. These shares were not issued by the Company as of December 31, 2014 and were recorded in the Accounts Payable and Accrued Expenses.